SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
SEGMENTED INFORMATION

15.	SEGMENTED INFORMATION

The Company operates in one reportable operating segment being that of the acquisition, exploration and development of mineral properties in two geographic segments being Canada and Greenland (note 6). The Company’s geographic segments are as follows:

(All amounts in table are expressed in thousands of Canadian dollars)

	December 31, 2021	December 31, 2020
Equipment
Canada	4	6
Greenland	12	15
Total	16	21

	December 31, 2021	December 31, 2020
Exploration and evaluation assets
Canada	2,495	2,538
Greenland	36,604	36,565
Total	39,099	39,103